Inventory (Tables)	12 Months Ended
May 31, 2020
Inventory
Summary of inventories

	Capitalized cost	Fair value adjustment	May 31, 2020	May 31, 2019
Harvested cannabis	$72,641	$70,310	$142,951	$23,253
Purchased cannabis	8,764	—	8,764	—
Harvested cannabis trim	3,855	168	4,023	5,789
Cannabis oil	30,946	6,053	36,999	19,601
Purchased CBD distillate	5,503	—	5,503	—
Softgel capsules	430	150	580	764
Cannabis vapes	5,686	1,865	7,551	—
Distribution inventory	35,341	—	35,341	32,944
Packaging and other inventory items	22,609	—	22,609	9,178

	$185,775	$78,546	$264,321	$91,529